UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION

		Washington, D.C.  20549

		FORM 13F COVER PAGE

Report for the Calendar Quarter End:  June 30, 2000


Check here if Amendment			[    ]; Amendment Number:

This Amendment (Check only one.):	[    ] is a restatement.

					[    ] adds new holdings entries

Institutional Investment Manager Filing This Report


Name:   Congress Asset Management
Address:  77 Summer Street
              Boston, MA  02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Suzanne Gonzales
Title:     Operations Manager
Phone:  617-542-7888
Signature:____________________Date:____________________

Suzanne Gonzales   Boston, MA      May 14, 1999


Report Type (Check only one.):
[X]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ] 	13F COMBINATION REPORT

List of other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:		112

Form 13F Information Table Value Total:		1280499


List of Other Included Managers:


                                                  Congress Asset Management Company
                                                              FORM 13F
                                                            June 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A F L A C Inc                  COM              001055102    13317   289888 SH       Sole                   162794            122409
A T & T Corp                   COM              001957109     6721   212536 SH       Sole                    91039            119262
Abbott Laboratories            COM              002824100     3140    70459 SH       Sole                    12918             56941
Agilent Technologies Inc.      COM              00846u101     1133    15369 SH       Sole                     8852              6369
Alcoa                          COM              013817101    36869  1271343 SH       Sole                   762355            502076
Alltel Corp                    COM                             201     3250 SH       Sole                     1600              1650
Ameren Corp Com                COM              023608102      240     7123 SH       Sole                                       7123
America Online Inc             COM              02364J104      867    16450 SH       Sole                    12040              4410
American Electric Power        COM              025537101      246     8300 SH       Sole                                       6600
American Express Co            COM              025816109    42641   818044 SH       Sole                   478226            334913
American Home Prods Corp       COM              026609107     1287    21912 SH       Sole                     5297             15915
American Intl Group Inc        COM              026874107    48342   411422 SH       Sole                   235989            172960
American Water Works Inc       COM              030411102      583    23325 SH       Sole                     1000             22325
Amgen Inc Com                  COM              031162100    18446   262581 SH       Sole                   179187             82029
Anadarko Petroleum Corp        COM              032511107     2218    44980 SH       Sole                    22385             22720
Automatic Data Processing      COM              053015103    47354   884081 SH       Sole                   510058            368288
Avery Dennison Corp            COM              053611109      403     6000 SH       Sole                                       6000
BP Amoco Plc                   COM              055622104     2222    39283 SH       Sole                     6660             31829
Banco de Santander             COM              05964H105      223    21480 SH       Sole                                      21480
Bank New York Inc              COM              064057102    32184   692125 SH       Sole                   414205            273835
Bank of America Corp           COM              060505104      323     7522 SH       Sole                     4673              2849
Bell Atlantic Corp             COM              077853109     2275    44772 SH       Sole                    27400             16404
Bellsouth Corp                 COM              079860102      832    19530 SH       Sole                     3428             16002
Best Buy                       COM              086516101      632     9985 SH       Sole                     6945              2640
Bestfoods                      COM              08658U101    38613   557591 SH       Sole                   350724            203282
Bristol-Myers Squibb Co        COM              110122108    27727   475995 SH       Sole                   276175            192850
Charles Schwab & Co            COM              808513105      681    20250 SH       Sole                                      20250
Chase Manhattan Corp           COM              16161A108      804    17452 SH       Sole                     4462             12366
Circuit City Store Inc Com     COM              172737108      650    19600 SH       Sole                     9800              9800
Cisco Sys Inc                  COM              17275R102    61513   967752 SH       Sole                   517086            445003
Citigroup                      COM              172967101    22476   373046 SH       Sole                   228588            140993
Coca Cola Co                   COM              191216100      720    12543 SH       Sole                     1200              9543
Colgate Palmolive Co Com       COM              194162103      331     5522 SH       Sole                       60              5462
Conoco Inc. CL A               COM              208251306      429    18700 SH       Sole                     1400             17300
Conoco Inc. CL B               COM              208251405      291    11888 SH       Sole                     1134             10754
Dover Corp                     COM              260003108      321     7915 SH       Sole                     4000              3000
Du Pont E I De Nemours Co      COM              263534109     2652    60608 SH       Sole                    18982             41626
Duke Energy                    COM              264399106    20975   372059 SH       Sole                   235605            133594
E M C Corp Mass Com            COM              268648102    60686   788771 SH       Sole                   452933            331588
Emerson Electric Co            COM              291011104     1347    22310 SH       Sole                     1900             20410
Enron Corp                     COM              293561106      396     6140 SH       Sole                                       5960
Exxon Mobil Corp               COM              30231G102    37993   483982 SH       Sole                   280102            200367
First Data Corp                COM              319963104     1119    22550 SH       Sole                    12150             10400
Flextronics Intl. Llt.         COM              Y2573F102      162     2355 SH       Sole                      375              1940
G T E Corp                     COM              362320103     1443    23173 SH       Sole                     2650             18823
General Electric Co            COM              369604103    64551  1217947 SH       Sole                   639457            570550
Gillette Co                    COM              375766102      280     8016 SH       Sole                                       8016
Heinz H J Co                   COM              423074103      212     4838 SH       Sole                                       4838
Hewlett Packard Co             COM              428236103     4931    39491 SH       Sole                    22795             16306
Home Depot Inc                 COM              437076102    38172   764398 SH       Sole                   433323            325253
Honeywell International Inc    COM              438516106    11604   344451 SH       Sole                   245630             97541
Illinois Tool Works            COM              452308109    30687   538372 SH       Sole                   329907            204580
Ingersoll Rand Co              COM              456866102      407    10100 SH       Sole                     1550              8550
Intel Corp                     COM              458140100    76634   573236 SH       Sole                   294808            274784
International Business Machine COM              459200101    46345   422998 SH       Sole                   230731            190422
JLG Industries Inc             COM              466210101       83     7000 SH       Sole                     2300              4700
Johnson & Johnson              COM              478160104    44967   441398 SH       Sole                   246044            192079
Kimberly Clark Corp            COM              494368103     5504    95926 SH       Sole                    49865             44624
Lilly Eli & Co                 COM              532457108      275     2750 SH       Sole                      500              2250
Lucent Technologies            COM              549463107     2367    39953 SH       Sole                     7033             31344
McDonalds Corp                 COM              580135101    24520   744444 SH       Sole                   449586            289978
McGraw Hill Inc                COM              580645109    32403   600061 SH       Sole                   373016            223070
Medtronic Inc                  COM              585055106    47405   951664 SH       Sole                   529270            417404
Merck & Co Inc                 COM              589331107    34922   455747 SH       Sole                   248818            205649
Microsoft Corp                 COM              594918104    33838   422979 SH       Sole                   210847            210127
Minimed Inc.                   COM              60365K108      179     1520 SH       Sole                     1100               420
Minnesota Mining & Manufacturi COM              604059105     1144    13867 SH       Sole                      600             13267
Morgan S D Witter Disc Com New COM              617446448     2453    29464 SH       Sole                     2000             27464
Motorola Inc                   COM              620076109    26032   895711 SH       Sole                   531707            357464
Nortel Networks Corp           COM              656568102      377     5520 SH       Sole                                       5520
Northern Trust Corp            COM              665859104      553     8500 SH       Sole                      100              8400
Omnicom Group Inc Com          COM              681919106    29322   329229 SH       Sole                   207815            120599
Oracle Systems Corp            COM              68389X105    31317   372550 SH       Sole                   215425            153745
PE Corp-Celera Genomics GRP    COM              69332s201      350     3800 SH       Sole                     1600              2200
PE Corp-PE Biosystems Group    COM              69332s102     1068    16220 SH       Sole                     6800              9385
Peco Energy Co Com             COM              693304107      323     8000 SH       Sole                                       8000
Pepsico Inc                    COM              713448108      473    10638 SH       Sole                                       9838
Pfizer Inc                     COM              717081103    47569   991025 SH       Sole                   568494            416201
Pitney Bowes Inc Com           COM              724479100      288     7200 SH       Sole                      300              6500
Procter & Gamble Co            COM              742718109     1751    30590 SH       Sole                     3430             27160
Public Svc Enterprise Com      COM              744573106      291     8400 SH       Sole                                       8400
Royal Dutch Pete Co NY Reg Gld COM              780257804      224     3634 SH       Sole                      288              3346
SBC Communications Inc         COM              78387G103     3073    71043 SH       Sole                    14184             49193
Sanmina Corp Com               COM              800907107      214     2500 SH       Sole                     1800               700
Schering Plough Corp           COM              806605101     1016    20128 SH       Sole                     4083             16045
Schlumberger Ltd               COM              806857108    37825   506863 SH       Sole                   303730            199788
Solectron Com                  COM              834182107    23888   570448 SH       Sole                   358473            207065
Southern Co                    COM              842587107      431    18500 SH       Sole                                      16500
Sprint Corp                    COM              852061100     1278    25064 SH       Sole                     2364             22700
Sprint Corp PCS                COM              852061506      888    14916 SH       Sole                      300             14616
Sun Microsystems Inc           COM              866810104    63509   698386 SH       Sole                   370380            323821
Sysco Corp                     COM              871829107    35577   844550 SH       Sole                   490205            349175
Texas Instruments Inc          COM              882508104    32930   479418 SH       Sole                   278682            196716
Time Warner Inc Com            COM              887315109      392     5155 SH       Sole                     1140              3880
Transocean Offshore Com        COM              893817106      305     5706 SH       Sole                      515              5191
United Parcel Service          COM              911312106    33391   565955 SH       Sole                   346090            215930
Vodafone Group Plc             COM              92857w100    33514   808780 SH       Sole                   490800            312950
Wachovia Corp                  COM              929771103     1293    23830 SH       Sole                     8100             15730
Wal Mart Stores Inc            COM              931142103    47468   823748 SH       Sole                   477832            341176
Walgreen Co                    COM              931422109    53418  1659595 SH       Sole                   948648            702247
Wells Fargo Company            COM              949746101     1141    29455 SH       Sole                    16895             12420
Williams Companies             COM              969457100      660    15835 SH       Sole                     3065             12770
Wilmington Trust Corp Com      COM              971807102      372     8700 SH       Sole                                       8700
Worldcom Inc                   COM              98157d106     1516    33041 SH       Sole                     3058             29894
Telefonica De Espana SA ADR                                    840    13108 SH       Sole                     6554              6554